INVESTMENT SECURITIES - Investments in debt securities mandatorily at FVTPL (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,160,846	11,996,398
Investment securities at fair value
Disclosure of financial assets [line items]
Financial assets	30,488,831	22,947,186
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	7,385	10,102
Other debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 7,385	$ 10,102